Investments in associates and joint venture - Statements of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Sales of goods	$ 676,542	$ 867,888	$ 1,150,715
Sales of goods	637,619	821,930	1,106,329
Other comprehensive profit (loss):	(163,074)	(30,696)	10,947
Net loss from continued operations	(150,339)	(28,459)	(11,654)
Share in results	(9,517)	47,710	(1,144)
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Sales of goods	620,162	739,302	680,618
Sales of goods	592,394	734,526	658,653
Other comprehensive profit (loss):	123	1,246	(91)
Net loss from continued operations	(165,449)	(95,257)	(81,517)
Share in results	(72,219)	(41,580)	(35,582)
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Net loss from continued operations	$ 274,544	$ 390,377	$ 119,710